GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 27, 2013
Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends paid to Parent/received from Subsidiary Issuer	$ 0
Successor [Member] | Parent Company (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Dividends paid to Parent/received from Subsidiary Issuer	$ 32,500
Guarantor Subsidiaries | Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership	100.00%